Fair Value Measurements (Fair value of the Level 3 financial Liabilities) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 258
Total realized and unrealized gains included in non-regulated operating revenues	260
Ending Balance	518
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1
Total realized and unrealized gains included in non-regulated operating revenues	2
Ending Balance	3
Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	257
Total realized and unrealized gains included in non-regulated operating revenues	258
Ending Balance	$ 515